Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2018	Amortization Period
Current assets (i)	11,520,969
Property and equipment	32,618,088	3 - 17 years
Intangible assets
Favorable leases	20,095,000	Remaining lease terms
Trademark	1,530,000	Remaining beneficial period
Goodwill	2,827,885
Current liabilities	(18,636,959)
Deferred tax liabilities	(5,406,250)
Noncontrolling interest	(8,509,857)
Total	36,038,876

(i)	Current assets acquired primarily included cash and cash equivalent of RMB1,177,106, other receivables of RMB1,438,641 and loans receivable of RMB7,500,000.